UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-3333

Exact Name of Registrant as Specified in Charter:  USAA TAX EXEMPT FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA TAX EXEMPT FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA CALIFORNIA MONEY MARKET FUND - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2005



[LOGO OF USAA]
   USAA(R)

                        USAA CALIFORNIA
                              MONEY MARKET Fund

                                  [GRAPHIC OF USAA CALIFORNIA MONEY MARKET FUND]

                 1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    JUNE 30, 2005

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA CALIFORNIA MONEY MARKET FUND
JUNE 30, 2005 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

         The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

              (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

              (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following companies:
                      ABN AMRO Bank, N.V., Dexia Credit Local, Goldman Sachs Group Inc., JPMorgan Chase Bank, or Wachovia Bank, N.A.

              (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following companies: California State Teachers' Retirement System, Fannie Mae, or Freddie Mac.

              (INS) Principal and interest payments are insured by one of the following companies: AMBAC Assurance Corp., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or XL Capital Assurance. The insurance does not guarantee the value of the security.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

              COP     Certificate of Participation

              CP      Commercial Paper

              GO      General Obligation

              MERLOT  Municipal Exempt Receipts-Liquidity Optional Tender

              MFH     Multifamily Housing

2

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                   of INVESTMENTS
                   (continued)

USAA CALIFORNIA MONEY MARKET FUND
JUNE 30, 2005 (UNAUDITED)

              MLO     Municipal Lease Obligation

              RAN     Revenue Anticipation Note

              RB      Revenue Bond

              TOC     Tender Option Certificate

              TRAN    Tax Revenue Anticipation Note

              USD     Unified School District

 P O R T F O L I O
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                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
JUNE 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                      COUPON          FINAL
   AMOUNT    SECURITY                                                                            RATE       MATURITY      VALUE
-------------------------------------------------------------------------------------------------------------------------------
             VARIABLE-RATE DEMAND NOTES (80.5%)

             CALIFORNIA (78.3%)
  $ 5,300    Alameda Contra Costa Schools Financing Auth. COP (MLO),
                Series B (LOC - Bank of Nova Scotia)                                             2.38%     7/01/2023   $  5,300
    2,885    Apple Valley COP (MLO), Series 2001 (LOC - Allied Irish Banks plc)                  2.34      9/01/2015      2,885
    9,585    Beaumont Utility Auth. RB, Series 2001A (NBGA)                                      2.35      9/01/2041      9,585
   11,000    Corona MFH RB, Series 1985B (NBGA)(a)                                               2.24      2/01/2023     11,000
    1,885    Duarte COP (MLO), Series A (NBGA)                                                   2.35      7/01/2022      1,885
    3,900    Fremont COP (MLO), Series 1991 (LOC - KBC Bank, N.V.)                               2.25      8/01/2022      3,900
   11,220    Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Bonds,
                Series 2003B, TOCs Trust, Series 2004-B (LIQ) (INS)(a)                           2.33      6/08/2028     11,220
    4,295    Hacienda La Puente USD COP (MLO) (LOC - Union Bank of California)                   2.65     10/01/2009      4,295
      440    Hanford 1997 COP (MLO) (LOC - Union Bank of California)                             2.41      3/01/2008        440
    5,290    Hanford Sewer System RB, Series 1996A (LOC - Union Bank of California)              2.41      4/01/2023      5,290
    3,150    Lemoore COP (MLO), Series 1995 (LOC - Union Bank of California)                     2.58     11/01/2020      3,150
    8,555    Loma Linda Water RB, Series 1995 (LOC - Union Bank of California)                   2.41      6/01/2025      8,555
   19,105    Long Beach Health Facility RB, Series 1991                                          2.16     10/01/2016     19,105
   15,000    Long Beach USD GO, 1999 Series F, ABN AMRO MuniTops Certificates Trust,
                Series 2004-34 (LIQ) (INS)(a)                                                    2.31      2/01/2011     15,000
   20,450    Los Angeles Senior COP (MLO), Series 2000, MERLOT, Series 2000 NN (LIQ) (INS)(a)    2.51     11/01/2031     20,450
    7,900    Monrovia Redevelopment Agency COP, Series 1984 (NBGA)                               2.90     12/01/2014      7,900
    7,060    Montebello Public Financing Auth. Lease RB (MLO),
                Series 2004A (LOC - Union Bank of California)                                    2.41     12/01/2034      7,060
    7,625    Moreno Valley COP (MLO), Series 1997 (NBGA)                                         2.32      6/01/2027      7,625
    2,325    Novato MFH RB, Series 2002 (LOC - Bank of the West)                                 2.29     10/01/2032      2,325
    3,100    Ontario IDA RB, Series 1985 (LOC - Bank of America, N.A.)                           2.24      4/01/2015      3,100
    1,350    San Diego County COP (LOC - Comerica Bank, N.A.)                                    2.35      1/01/2023      1,350
    6,550    San Diego County COP (LOC - Comerica Bank, N.A.)                                    2.31     12/01/2028      6,550
    9,500    San Diego County COP (LOC - Allied Irish Banks plc)                                 2.27     11/01/2034      9,500
             San Francisco Redevelopment Agency MFH Refunding RB,
    5,800       Issue A-1 (NBGA)                                                                 2.30     12/01/2017      5,800
   16,500       Issue B-1 (NBGA)                                                                 2.30     12/01/2017     16,500
             Santa Clara County El Camino Hospital District Hospital Facilities Auth. RB (MLO),
    1,200       Series A (LOC - State Street Bank & Trust Co.)                                   2.50      8/01/2015      1,200
    8,325       Series B (LOC - State Street Bank & Trust Co.)                                   2.50      8/01/2015      8,325
   20,000    State Department of Water Resources RB, Series 2002C-7 (LIQ) (INS)                  2.22      5/01/2022     20,000
             State Economic Recovery RB,
    7,400       Series 2004C-16 (LIQ) (INS)                                                      2.25      7/01/2023      7,400
   14,000       Series C-21 (INS) (LIQ)                                                          2.28      7/01/2023     14,000
    4,200    State Educational Facilities Auth. RB, Series 1998A (LOC - Allied Irish Banks plc)  2.29     12/01/2028      4,200
             State GO,
    5,000       Series 2003C-3 (LOC - Landesbank Hessen-Thuringen,
                Bank of Nova Scotia, Bank of America, N.A.)                                      2.28      5/01/2033      5,000
    2,200       Series 2003C-4 (LOC - Landesbank Hessen-Thuringen,
                Bank of Nova Scotia, Bank of America, N.A.)                                      2.27      5/01/2033      2,200
             State Infrastructure and Economic Development Bank RB,
    6,025       Series 2001 (LOC - Allied Irish Banks plc)                                       2.34     10/01/2027      6,025
    7,000       Series 2002 (LIQ) (INS)                                                          2.28      7/01/2032      7,000
   15,000       Series 2005B (LOC - Bank of America, N.A.)                                       2.25      8/01/2037     15,000
    3,200    Statewide Communities Development Auth. COP, Series 1998 (LOC - SunTrust Bank)      2.35      6/01/2013      3,200
             Statewide Communities Development Auth. RB,
    7,300       Series 2001A (LOC - U.S. Bank, N.A.)                                             2.26     10/01/2031      7,300
    6,035       Series 2002 (LOC - SunTrust Bank)                                                2.28      4/01/2027      6,035
   13,000       Series 2002B                                                                     2.26     11/01/2030     13,000
    3,310       Series 2004 (LOC - Comerica Bank, N.A.)                                          2.23     12/01/2024      3,310

4

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
JUNE 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                      COUPON          FINAL
   AMOUNT    SECURITY                                                                            RATE       MATURITY      VALUE
-------------------------------------------------------------------------------------------------------------------------------
  $18,000    Torrance Hospital RB, Series 1992 (LOC - JPMorgan Chase Bank, N.A.)                 2.29%     2/01/2022   $ 18,000
   11,590    Vallejo Housing Auth. MFH Mortgage RB,
                Series 1985A (LOC - Bank of America, N.A.)                                       2.33      6/01/2007     11,590
             West Covina Public Financing Auth. Lease RB (MLO),
    8,165       Series 2004A (LOC - Union Bank of California)                                    2.41      5/01/2034      8,165
    5,335       Series 2004B (LOC - Union Bank of California)                                    2.41      5/01/2034      5,335

             PUERTO RICO (2.2%)
    9,900    Commonwealth Public Improvement Bonds of 2000 GO, MERLOT,
                Series 2000EE (LIQ) (INS)(a)                                                     2.29      7/01/2029      9,900
                                                                                                                       --------
             Total variable-rate demand notes (cost: $365,955)                                                          365,955
                                                                                                                       --------
             PUT BONDS (0.6%)

             CALIFORNIA
    2,900    Statewide Communities Development Auth. RB, Series 2001B (cost: $2,900)            1.75      8/01/2031       2,900
                                                                                                                       --------
             FIXED-RATE INSTRUMENTS (18.5%)

             CALIFORNIA
    7,000    Los Angeles Wastewater System CP Revenue Notes                                     2.60      9/22/2005       7,000
   13,750    Los Angeles Wastewater System CP Revenue Notes                                     2.85      1/12/2006      13,750
   10,780    Port of Oakland CP,
                Series E (LOC - Bank of America, N.A., JPMorgan Chase Bank, N.A.)               2.18      8/11/2005      10,780
    5,880    Saddleback Valley USD GO, Series 2004A (INS)                                       6.00      8/01/2005       5,900
    2,895    Santa Margarita/Dana Point Auth. RB, Series B (INS)                                7.25      8/01/2005       2,908
    4,200    School Project For Utility Rate Reduction 2004 RAN                                 1.69      9/15/2005       4,200
    5,960    State GO                                                                          11.00     12/01/2005       6,178
    5,000    State GO CP                                                                        2.65      8/01/2005       5,000
    5,000    State GO CP                                                                        2.78      8/22/2005       5,000
   13,100    University of California Regents CP                                                2.73      9/09/2005      13,100
   10,000    Ventura County 2004-05 TRAN                                                        3.00      7/01/2005      10,000
                                                                                                                       --------
             Total fixed-rate instruments (cost: $83,816)                                                                83,816
                                                                                                                       --------

             TOTAL INVESTMENTS (COST: $452,671)                                                                        $452,671
                                                                                                                       ========

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           to Portfolio of INVESTMENTS

USAA CALIFORNIA MONEY MARKET FUND
JUNE 30, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this quarterly report pertains only to the USAA California Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

            1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are stated at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

            2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Company's Board of Directors.

         B. As of June 30, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $454,462,000 at June 30, 2005, and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

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

                     DIRECTORS    Christopher W. Claus
                                  Barbara B. Dreeben
                                  Robert L. Mason, Ph.D.
                                  Michael F. Reimherr
                                  Laura T. Starks, Ph.D.
                                  Richard A. Zucker

                ADMINISTRATOR,    USAA Investment Management Company
           INVESTMENT ADVISER,    P.O. Box 659453
                  UNDERWRITER,    San Antonio, Texas 78265-9825
               AND DISTRIBUTOR

                TRANSFER AGENT    USAA Shareholder Account Services
                                  9800 Fredericksburg Road
                                  San Antonio, Texas 78288

                    CUSTODIAN     State Street Bank and Trust Company
               AND ACCOUNTING     P.O. Box 1713
                        AGENT     Boston, Massachusetts 02105

                  INDEPENDENT     Ernst & Young LLP
            REGISTERED PUBLIC     100 West Houston St., Suite 1900
              ACCOUNTING FIRM     San Antonio, Texas 78205

                    TELEPHONE     Call toll free - Central time
             ASSISTANCE HOURS     Monday - Friday, 7 a.m. to 10 p.m.
                                  Saturday, 8:30 a.m. to 5 p.m.
                                  Sunday, 10:30 a.m. to 7 p.m.

               FOR ADDITIONAL     (800) 531-8181
            INFORMATION ABOUT     For account servicing, exchanges,
                 MUTUAL FUNDS     or redemptions
                                  (800) 531-8448

              RECORDED MUTUAL     24-hour service (from any phone)
            FUND PRICE QUOTES     (800) 531-8066

                  MUTUAL FUND     (from touch-tone phones only)
               USAA TOUCHLINE     For account balance, last transaction, fund
                                  prices, or to exchange or redeem fund shares
                                  (800) 531-8777

              INTERNET ACCESS     USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                USAA          ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48501-0805                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    August 29, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    August 29, 2005
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    August 29, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.